Note 41 - Parenthetical Information Regulatory Capital (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Capital instruments phased out from 2013 to 2022 [Abstract]
Recognition cap	20.00%	30.00%	10.00%
Buy-back of shares (in million shares) [Abstract]
Approval from the Annual General Meeting (AGM)	206.7	206.7
Of which: can be purchased by using derivatives	103.3	103.3
Included: derivatives with a maturity exceeding 18 months 2019		41.3
Included: derivatives with a maturity exceeding 18 months 2020	41.3
Buy-back of shares from 2019 AGM until 2020 AGM		33.8
Buy-back of shares from 2020 AGM until December 31, 2020 AGM	0
Number of shares held in Treasury from buybacks as of December 31	1.3	10.5
Capital Instrumente [Abstract]
Authorized capital available to the Management Board in EUR million	€ 2,560
Authorized capital available to the Management Board in million shares	1,000
Conditional capital against cash in EUR mn.	€ 512
Conditional capital against cash in million shares	200
Additional conditional capital for equity compensation in EUR million	€ 51
Additional conditional capital for equity compensation in million shares	20
Authorized issuance of participatory notes and other Hybrid Debt Securities qualify as Additional Tier 1 capital with an equivalent value in EUR Million	€ 8
Hybrid Tier 1 capital instruments [Abstract]
Reduction at the beginning of each financial year (phase out)	10.00%
Reduction at the beginning of each financial year (phase out) in EUR million	€ 1,300
Eligible Additional Tier1 instruments in EUR million	6,800
Thereof: newly issued AT1 Notes	5,700
Thereof: legacy Hybrid Tier 1 instruments recognizable during the transition period	1,100
Additional Tier 1 instruments recognized under fully loaded CRR/CRD 4 rules in EUR million	5,700
Issued AT1 notes in USD million	1,300
Equivalent amount of issued AT1 notes in EURO million	1,200
Notional amount of redeemed legacy Hybrid Tier 1 instrument (1) in U.S. Dollar million	800
Eligible equivalent amount of redeemed legacy Hybrid Tier 1 instrument (1) in EUR million	700
Tier 2 capital instruments [Abstract]
Total Tier 2 capital instruments recognized during the transition period under CRR/CRD 4 in EUR million	6,900
Nominal value of Total Tier 2 capital instruments recognized during the transition period under CRR/CRD in EURO million	7,700
Tier 2 instruments recognized under fully loaded CRR/CRD 4 rules in EUR million	6,600
Nominal value of Tier 2 instruments recognized under fully loaded CRR/CRD rules in EURO million	7,400
Issued Tier 2 capital instruments (nominal value ) in USD million	500
Equivalent amount of issued Tier 2 capital instruments (nominal value ) in EURO million	400
Issued Tier 2 capital instruments (nominal value ) in EURO million	1,300
Own Funds [Abstract]
Other regulatory adjustments under CRR/CRD 4	2,252
Including: capital deduction effective from April 2019 onwards, based on regular ECB review in EUR	400
Including: capital deduction effective from October 2016, based on regular ECB review in EURO million	300
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EUR million	900
Including: capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures in EURO million	700
CET 1 increase resulting from use of IFRS 9 transitional provision as per Article 473a of the CRR in EURO million	100
Reconciliation of shareholders equity to Own Funds [Abstract]
Other regulatory adjustments in EURO million	2,351
Including: capital deduction effective from April 2019, based on regular ECB review in EURO million	400
Including: capital deduction effective from October 2016, based on regular ECB review in EURO million	300
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EURO million	900
Including: negative amounts resulting from the calculation of expected loss amounts in EURO million	100
Including: capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures in EURO million	700
CET 1 increase resulting from use of IFRS 9 transitional provision as per Article 473a of the CRR in EURO million	100
Deconsolidation/Consolidation of entities in EURO million	265
Including: increase due to regulatory changes from cost to at-equity treatment in EURO million	€ 400